SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (“the 2016 Plan”) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the “Awards”) to key employees and directors. The maximum aggregate number of shares, which may be subject to Awards under the Plan, is 56,707,560 shares, provided, however, that such maximum aggregate number of shares shall be automatically increased on the first day of each fiscal year during which the 2016 Plan remains in effect to 3% of the Company's total issued and outstanding shares, if and whenever the shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company's total issued and outstanding shares.

In June 2018, the Company granted 500,000 share options under the 2014 Plan to an external consultant at an exercise price of US$0.7792 (RMB5.0) per option, which were immediately vested. The options have a contractual term of five years. The Company recognized the fair value of such options granted and vested amounted to US$2,429 (RMB16,073) immediately to profit and loss. The fair value of such options was determined to be approximately the difference between the grant date share price and the exercise price.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1,2017	28,589,782	5.2	3.2
Granted	333,334	5.2	10.6
Exercised	(816,880)	5.3	1.9
Forfeited	(19,000)	5.3	1.9

Options outstanding at December 31, 2017	28,087,236	5.1	3.2
Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2

Options outstanding at December 31, 2018	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7

Options vested and expect to vest at December 31, 2019	14,629,096	5.4	1.7

Total intrinsic value of options exercised was RMB5,535, RMB77,917 and RMB266,863, respectively, for the years ended December 31, 2017, 2018 and 2019.

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2019:

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	14,629,096	1.0	5.4

As of December 31, 2018 and 2019, there were no unvested employee or non-employee stock options. Aggregate intrinsic value of options outstanding and exercisable as of December 31, 2019 was RMB578,481.

Settlement of liability-classified restricted shares award

In May, August and November 2017, the Company issued a total of 502,000 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB4,462.

In March, May, August and November 2018, the Company issued a total of 260,560 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB6,357.

In March, May, August and November 2019, the Company issued a total of 237,312 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB7,984.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In December 2017, July 2018 and August 2019, the Company granted non-vested restricted shares of 13,475,060, 12,941,952 and 14,314,160, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2017	12,910,080	6.0
Granted	13,977,060	5.2
Vested	(2,123,120)	8.5
Forfeited	(238,400)	6.8

Unvested at December 31, 2017	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

Unvested at December 31, 2018	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

	33,357,296	22.4

The Company recognized share-based compensation expenses of RMB56,237,RMB89,804 and RMB189,447 for the years ended December 31, 2017, 2018 and 2019, respectively, for the restricted share awards. As of December 31, 2019, total unrecognized compensation expense relating to the unvested shares was RMB360,461. The expense is expected to be recognized over a weighted average period of 1.77 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2017, 2018 and 2019.

Total intrinsic value of restricted shares vested was RMB16,596, RMB160,264 and RMB311,923, respectively, for the years ended December 31, 2017, 2018 and 2019. Aggregate intrinsic value of unvested restricted shares as of December 31, 2019 was RMB1,500,376.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	July 2017	August 2018	August 2019
Risk-free rate of return	1.29 - 1.63%	2.047% - 2.418%	1.67% - 1.88%
Volatility	20.43 - 21.48%	71.85%	63.22%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$1.191	US$3.125	US$5.02375
	(RMB8.0)	(RMB21.3)	(RMB34.6)
Expected term	2 - 4 years	1 - 3 years	1 - 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company's comparable companies or the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Years ended December 31,
	2017	2018	2019

Costs of revenue	9,941	18,008	46,007
Selling and marketing expenses	18,390	25,213	39,436
General and administrative expenses	30,866	61,707	101,949
Research and development expenses	646	949	2,364
Total share-based compensation expenses	59,843	105,877	189,756